Cash and cash equivalents	12 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Cash and cash equivalents

15. Cash and cash equivalents

	Year Ended June 30
(US dollars in thousands)	2024	2023	2022
Cash at bank and in hand	199	553	1,285

The credit ratings of the counterparties with which cash was held are detailed in the table below.

	Year Ended June 30
(US dollars in thousands)	2024	2023	2022
A+	11	(8)	171
A	-	-	-
A-	-	2	2
AA-	188	559	1,112
Total	199	553	1,285